CERTAIN TRANSACTIONS (Details 7)	0 Months Ended	3 Months Ended							0 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Mar. 31, 2014 USD ($)	Mar. 31, 2015 Senior Notes One Point Twenty Five Percent Due March 2023 [Member] EUR (€)	Mar. 31, 2015 Senior Notes One Point Eight Seven Five Percent Due March 2027 [Member] EUR (€)	Mar. 31, 2015 Interest Rate Swap [Member] Fair Value Hedging [Member] USD ($)	Mar. 31, 2015 Cross Currency Interest Rate Contract [Member] Fair Value Hedging [Member] USD ($)	Mar. 31, 2015 Senior Notes Six Point Fifteen Percent Maturing 2036 [Member] USD ($)	Mar. 31, 2015 Senior Notes Three Point Sixty Five Percent Maturing 2021 [Member] USD ($)	Mar. 31, 2015 Senior Notes Two Point Ninety Five Percent Maturing 2022 [Member] USD ($)
Debt Instrument [Line Items]
Principal amount currently outstanding on the debt instrument									$ 987,000,000	$ 1,750,000,000	$ 1,300,000,000
Debt instrument effective interest rate percentage at period end									6.15%	3.65%	2.95%
DebtInstrument Maturity Year									2036	2021	2022
DebtInstrumentRepurchasedFaceAmount	1,203,000,000	1,203,000,000							197,000,000	550,000,000	456,000,000
Redemption principal amount of convertible senior debentures		1,300,000,000
teva_DebtTenderOffer	1,000,000,000	1,000,000,000
Financial expenses - net	143,000,000	(192,000,000)		(81,000,000)
Derivatives Fair Value [Line Items]
Terminated Derivative Notional Amount							456,000,000	287,000,000
Issuance Of Senior Notes [Line Items]
Proceeds From Issuance Of Senior Long Term Debt			€ 2,000,000,000		€ 1,300,000,000	€ 700,000,000